Geological event - Alagoas (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Description of reparation for social-environmental	the adoption of actions and measures in vacated areas, urban mobility and social compensation actions, indemnification for social damages and collective pain and suffering and possible contingencies related to the actions in the vacated areas and related to urban mobility. To date, of the 11 projects defined for urban mobility, 6 have already been completed, 2 are in progress and the remaining projects are in the planning stages. Regarding the Social and Urban Action Plan ("PAS"), 48 actions have already been validated with signatories to the agreement, defined based on the social and urban diagnosis carried out by a specialized and independent company, and of these, 3 are being implemented. The current provision amount is R$ 1,141 (2023: R$ 1,369).
Public defender Amount	R$ 5,100
Technical Cooperation Agreement [Member]
IfrsStatementLineItems [Line Items]
Provision accrued amount	2,607	R$ 1,583
Alagoas State Federal Prosecution Office [Member] | Technical Cooperation Agreement [Member]
IfrsStatementLineItems [Line Items]
Net of adjustment to present value	R$ 997	R$ 1,353